INTANGIBLE ASSETS - Intangible Assets Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	$ 3,796.3	$ 2,055.8
Business combinations (Note 2)		1,812.4
Business combinations (Note 2)	27.0
Amortization	(122.9)	(109.5)
Impairment	6.3	4.2
Cloud computing transition adjustment (Note 4)	0.0	(13.4)
Transfers and others	(5.5)	(1.9)
Foreign currency exchange differences	223.2	(33.5)
Intangible assets, end	4,050.8	3,796.3
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	4,586.7
Intangible assets, end	4,990.7	4,586.7
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(790.4)
Intangible assets, end	(939.9)	(790.4)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,464.3	1,173.2
Business combinations (Note 2)		1,316.8
Business combinations (Note 2)	35.8
Amortization	0.0	0.0
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 4)		0.0
Transfers and others	0.0	0.0
Foreign currency exchange differences	163.2	(25.7)
Intangible assets, end	2,663.3	2,464.3
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	2,501.8
Intangible assets, end	2,699.7	2,501.8
Goodwill | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(37.5)
Intangible assets, end	(36.4)	(37.5)
Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	234.4	215.7
Business combinations (Note 2)		2.2
Business combinations (Note 2)	0.0
Amortization	(31.1)	(32.7)
Impairment	6.3	4.2
Cloud computing transition adjustment (Note 4)		0.0
Transfers and others	(3.7)	(2.1)
Foreign currency exchange differences	1.7	(0.1)
Intangible assets, end	294.7	234.4
Capitalized development costs | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	480.9
Intangible assets, end	573.3	480.9
Capitalized development costs | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(246.5)
Intangible assets, end	(278.6)	(246.5)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	575.0	297.5
Business combinations (Note 2)		323.7
Business combinations (Note 2)	(11.8)
Amortization	(44.4)	(40.7)
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 4)		0.0
Transfers and others	(1.3)	(0.1)
Foreign currency exchange differences	36.8	(5.4)
Intangible assets, end	554.3	575.0
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	794.7
Intangible assets, end	829.6	794.7
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(219.7)
Intangible assets, end	(275.3)	(219.7)
Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	262.8	279.4
Business combinations (Note 2)		0.0
Business combinations (Note 2)	0.0
Amortization	(16.1)	(16.0)
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 4)		0.0
Transfers and others	0.0	(0.1)
Foreign currency exchange differences	6.7	(0.5)
Intangible assets, end	253.4	262.8
Licenses | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	312.8
Intangible assets, end	320.9	312.8
Licenses | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(50.0)
Intangible assets, end	(67.5)	(50.0)
Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	243.7	71.5
Business combinations (Note 2)		169.7
Business combinations (Note 2)	3.0
Amortization	(29.5)	(18.3)
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 4)		(13.4)
Transfers and others	(0.9)	0.4
Foreign currency exchange differences	14.0	(1.2)
Intangible assets, end	269.6	243.7
Technology, software and ERP | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	445.4
Intangible assets, end	513.2	445.4
Technology, software and ERP | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(201.7)
Intangible assets, end	(243.6)	(201.7)
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	16.1	18.5
Business combinations (Note 2)		0.0
Business combinations (Note 2)	0.0
Amortization	(1.8)	(1.8)
Impairment	0.0	0.0
Cloud computing transition adjustment (Note 4)		0.0
Transfers and others	0.4	0.0
Foreign currency exchange differences	0.8	(0.6)
Intangible assets, end	15.5	16.1
Other intangible assets | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	51.1
Intangible assets, end	54.0	51.1
Other intangible assets | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets, start	(35.0)
Intangible assets, end	(38.5)	(35.0)
Additions – internal development
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	126.4	90.6
Additions – internal development | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Capitalized development costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	87.1	55.6
Additions – internal development | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	0.0	0.0
Additions – internal development | Technology, software and ERP
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	39.3	35.0
Additions – internal development | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 0.0	$ 0.0